Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions				12 Months Ended
	Jun. 06, 2018 USD ($)	Apr. 23, 2018 USD ($)	Mar. 19, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings				$ 116,382	$ 116,923
Commercial papers					1,800
Commercial papers authorized amount					3,000	€ 1.0
7.75% Notes Due 2019 [member]
Disclosure of detailed information about borrowings [line items]
Redemption of outstanding principal amount			$ 2,500
Percentage of outstanding principal amount redeemed			7.75%
Debt instrument maturity year			2019
Issuer			Anheuser-Busch InBev Worldwide
Notes due 2019 and 2020 [member]
Disclosure of detailed information about borrowings [line items]
Redemption of outstanding principal amount		$ 7,800
Notes due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Redemption of outstanding principal amount	$ 1,000
Issuer	Anheuser-Busch InBev Worldwide
Ambev [member]
Disclosure of detailed information about borrowings [line items]
Net increased decreased debt				104,400	$ 108,800
Dividend payments to shareholders				5,100
Payment of interests and taxes				4,600
Impact of changes in foreign exchange rates				(800)
Payment of taxes on disposals				300
Ambev [member] | Molson Coors Brewing Company [member]
Disclosure of detailed information about borrowings [line items]
Payment to purchase price adjustment on disposal				$ 900